UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2007

Check here if Amendment |_|; Amendment Number: _____________
This Amendment (Check only one.):              |_| is a restatement.
                                               |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ALLSTATE LIFE INSURANCE COMPANY
Address: 3075 SANDERS ROAD, SUITE G4A
         NORTHBROOK, IL. 60062-7127

Form 13F File Number: 28-01037

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  PAUL SCHUTT
Title: ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS
Phone: 847-402-5169

Signature, Place, and Date of Signing:

         /s/ PAUL SCHUTT              NORTHBROOK, IL.           08/14/2007
   -----------------------------   ---------------------     -----------------
           [Signature]                [City, State]              [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           ONE

Form 13F Information Table Entry Total:       63

Form 13F Information Table Value Total:  456,136 (THOUSAND)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number               Name

1            028-10298                          ALLSTATE INVESTMENTS LLC

                                 FORM 13F REPORT

NAME OF REPORTING MANAGER: ALLSTATE LIFE INSURANCE COMPANY

                              TITLE OF                 VALUE       SHARES/    SH/   PUT/   INVSTMT    OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS        CUSIP     (x$1000)     PRN AMT    PRN   CALL   DSCRETN   MANAGERS   SOLE  SHARED   NONE
-----------------------       --------    ---------   --------     -------    ---   ----   -------  ---------- ------ ------- ------
DIAMOND OFFSHORE DRILLING INC  COMMON     25271C102     609.36       6,000.00  SH          DEFINED      1        X
REINSURANCE GROUP AMERICA INC  COMMON     759351109   4,740.89      78,700.00  SH          DEFINED      1        X
SVB FINANCIAL GROUP            COMMON     78486Q101   2,974.16      56,000.00  SH          DEFINED      1        X
TRAVELERS COMPANIES INC        COMMON     89417E109   2,675.00      50,000.00  SH          DEFINED      1        X
3M COMPANY 0% 11/21/2032       DEBT       88579YAB7  14,960.75  16,600,000.00 PRN          DEFINED      1        X
AFFILIATED MANAGERS GRP
 2.793750% 02/25/2033          DEBT       008252AE8   1,143.94     350,000.00 PRN          DEFINED      1        X
ALLERGAN INC 1.500000%
 04/01/2026                    DEBT       018490AL6   4,230.00   4,000,000.00 PRN          DEFINED      1        X
ALZA CORP 0% 07/28/2020        DEBT       02261WAB5   5,077.50   6,000,000.00 PRN          DEFINED      1        X
AMDOCS LIMITED .500000%
 03/15/2024                    DEBT       02342TAD1   8,001.88   7,750,000.00 PRN          DEFINED      1        X
AMERICAN FINANCIAL GROUP
 1.486100% 06/02/2033          DEBT       025932AD6   7,778.13  13,100,000.00 PRN          DEFINED      1        X
AMGEN INC .375000%
 02/01/2013                    DEBT       031162AQ3   3,993.75   4,500,000.00 PRN          DEFINED      1        X
AON CORP 3.500000%
 11/15/2012                    DEBT       037389AT0     744.84     375,000.00 PRN          DEFINED      1        X
BEST BUY 2.250000%
 01/15/2022                    DEBT       086516AF8  10,307.50   9,500,000.00 PRN          DEFINED      1        X
BLACKROCK INC 2.625000%
 02/15/2035                    DEBT       09247XAB7   7,510.94   4,750,000.00 PRN          DEFINED      1        X
BRISTOL-MYERS SQUIBB
 2.510000% 09/15/2023          DEBT       110122AN8  15,693.75  15,500,000.00 PRN          DEFINED      1        X
CAMERON INTL CORP
 2.500000% 06/15/2026          DEBT       13342BAB1  13,986.88  11,500,000.00 PRN          DEFINED      1        X
CARNIVAL CORP 1.132000%
 04/29/2033                    DEBT       143658AV4   9,932.50  14,500,000.00 PRN          DEFINED      1        X
CARNIVAL CORP 2.000000%
 04/15/2021                    DEBT       143658AN2   6,312.50   5,000,000.00 PRN          DEFINED      1        X
CENTERPOINT ENERGY INC
 3.750000% 05/15/2023          DEBT       15189TAM9  11,031.63   7,100,000.00 PRN          DEFINED      1        X
CENTURYTEL INC 4.750000%
 08/01/2032                    DEBT       156700AH9   3,106.25   2,500,000.00 PRN          DEFINED      1        X
COSTCO WHOLESALE CORP 0%
 08/19/2017                    DEBT       22160QAC6     425.20     320,000.00 PRN          DEFINED      1        X
DANAHER CORP 0% 01/22/2021     DEBT       235851AF9  12,527.56  11,350,000.00 PRN          DEFINED      1        X
DEVON ENERGY CORPORATION
 4.900000% 08/15/2008          DEBT       25179MAA1  10,221.25   6,500,000.00 PRN          DEFINED      1        X
DEVON ENERGY CORPORATION
 4.950000% 08/15/2008          DEBT       25179MAB9   1,729.75   1,100,000.00 PRN          DEFINED      1        X
DOMINION RESOURCES INC
 2.125000% 12/15/2023          DEBT       25746UAT6   6,983.28   5,975,000.00 PRN          DEFINED      1        X
FISHER SCIENTIFIC INTL
 3.250000% 03/01/2024          DEBT       338032AX3  10,706.25   7,500,000.00 PRN          DEFINED      1        X
FLUOR CORP 1.500000%
 02/15/2024                    DEBT       343412AA0     698.69     350,000.00 PRN          DEFINED      1        X
GENZYME CORP 1.250000%
 12/01/2023                    DEBT       372917AN4  11,970.00  11,400,000.00 PRN          DEFINED      1        X
HARRIS CORP 3.500000%
 08/15/2022                    DEBT       413875AH8     724.13     300,000.00 PRN          DEFINED      1        X
HASBRO INC 2.750000%
 12/01/2021                    DEBT       418056AN7   7,214.63   4,950,000.00 PRN          DEFINED      1        X
HCC INSURANCE HOLDINGS
 1.300000% 04/01/2023          DEBT       404132AB8  10,813.53   7,325,000.00 PRN          DEFINED      1        X
HENRY SCHEIN INC
 3.000000% 08/15/2034          DEBT       806407AB8     448.00     350,000.00 PRN          DEFINED      1        X
HEWLETT-PACKARD CO 0%
 10/14/2017                    DEBT       428236AC7   6,813.63   9,100,000.00 PRN          DEFINED      1        X
INTEL CORP 2.950000%
 12/15/2035                    DEBT       458140AD2   5,817.88   6,100,000.00 PRN          DEFINED      1        X
INTL GAME TECHNOLOGY
 2.600000% 12/15/2036          DEBT       459902AP7  18,014.38  18,500,000.00 PRN          DEFINED      1        X
IVAX CORP 4.500000%
 05/15/2008                    DEBT       465823AG7   3,048.75   3,000,000.00 PRN          DEFINED      1        X
LABORATORY CORP AMERICA
 HOLDINGS                      DEBT       50540RAG7  12,998.38  12,350,000.00 PRN          DEFINED      1        X
LEHMAN BROTHERS HOLDINGS
 .250000% 05/08/2010           DEBT       524908FN5   1,480.05   1,500,000.00 PRN          DEFINED      1        X
LIBERTY MEDIA CORP
 3.250000% 03/15/2031          DEBT       530715AR2   1,278.75   1,500,000.00 PRN          DEFINED      1        X
LOCKHEED MARTIN CORP
 3.018130% 08/15/2033          DEBT       539830AP4  13,434.00  10,000,000.00 PRN          DEFINED      1        X
LOWE'S COMPANIES INC
 .861000% 10/19/2021           DEBT       548661CG0  12,572.50  11,750,000.00 PRN          DEFINED      1        X
MANOR CARE INC 2.125000%
 08/01/2035                    DEBT       564055AM3  13,361.13   8,900,000.00 PRN          DEFINED      1        X
MEDTRONIC INC 1.625000%
 04/15/2013                    DEBT       585055AM8   6,300.00   6,000,000.00 PRN          DEFINED      1        X
MERRILL LYNCH & CO 0%
 03/13/2032                    DEBT       590188W46  11,042.10   9,000,000.00 PRN          DEFINED      1        X
NABORS INDUSTRIES INC
 .940000% 05/15/2011           DEBT       629568AP1   6,337.50   6,500,000.00 PRN          DEFINED      1        X
NABORS INDUSTRIES INC 0%
 06/15/2023                    DEBT       629568AL0   1,071.25   1,000,000.00 PRN          DEFINED      1        X
NEXTEL COMMUNIC                DEBT       65332VAY9  13,167.19  13,250,000.00 PRN          DEFINED      1        X
OMNICOM GROUP 0%
 07/01/2038                    DEBT       681919AT3   9,211.88   8,500,000.00 PRN          DEFINED      1        X
PRUDENTIAL FINANCIAL INC
 2.940000% 12/12/2036          DEBT       744320AG7  12,885.00  12,500,000.00 PRN          DEFINED      1        X
RPM INTERNATIONAL INC.
 1.389000% 05/13/2033          DEBT       749685AK9   5,640.38   8,900,000.00 PRN          DEFINED      1        X
SAVVIS INC 3.000000%
 05/15/2012                    DEBT       805423AA8     507.50     500,000.00 PRN          DEFINED      1        X
SCHLUMBERGER LIMITED
 2.125000% 06/01/2023          DEBT       806857AD0   1,278.00     600,000.00 PRN          DEFINED      1        X
SCIELE PHARMA INC
 2.625000% 05/15/2027          DEBT       808627AA1   1,020.00   1,000,000.00 PRN          DEFINED      1        X
SLM CORP 3.110630%
 07/25/2035                    DEBT       78442PAC0   9,990.00  10,000,000.00 PRN          DEFINED      1        X
TEVA PHARMACEUT FIN BV
 .375000% 11/15/2022           DEBT       88164MAB4   1,917.50   1,000,000.00 PRN          DEFINED      1        X
TEVA PHARMACEUT FIN BV
 1.750000% 02/01/2026          DEBT       88165FAA0   2,988.75   3,000,000.00 PRN          DEFINED      1        X
TEVA PHARMACEUT FIN LLC
 .250000% 02/01/2024           DEBT       88164RAB3   5,357.00   4,400,000.00 PRN          DEFINED      1        X
TJX COMPANIES INC 0%
 02/13/2021                    DEBT       872540AL3   9,620.63  10,500,000.00 PRN          DEFINED      1        X
TRANSOCEAN INC 1.500000%
 05/15/2021                    DEBT       893830AD1  12,558.75   8,500,000.00 PRN          DEFINED      1        X
US BANCORP INC 3.600000%
 09/20/2036                    DEBT       902973AQ9   4,973.00   5,000,000.00 PRN          DEFINED      1        X
WALT DISNEY COMPANY
 2.125000% 04/15/2023          DEBT       254687AU0  12,873.13  10,750,000.00 PRN          DEFINED      1        X
WELLS FARGO COMPANY
 4.898750% 05/01/2033          DEBT       949746FA4  13,748.63  13,750,000.00 PRN          DEFINED      1        X
WYETH 2.390000% 01/15/2024     DEBT       983024AD2  15,554.00  13,750,000.00 PRN          DEFINED      1        X

"STOCK"                                           4     10,999        190,700
DEBT                                             59    445,137    411,545,000
REPORT TOTALS                                    63    456,136    411,735,700